Earnings Per Share - Summary of Reconciliation from Basic to Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic earnings per share (ordinary shares of 25p each), Earnings	£ 6,789	£ 6,400	£ 5,704
Diluted earnings per share, Earnings	£ 6,789	£ 6,400	£ 5,704
Basic earnings per share (ordinary shares of 25p each), Weighted average number of shares	2,287	2,286	2,284
Share options, Weighted average number of shares	10	9	7
Diluted earnings per share, Weighted average number of shares	2,297	2,295	2,291
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.969	£ 2.800	£ 2.497
Share options, Earnings per share pence	(1.3)	(1.1)	(0.7)
Diluted earnings per share, Earnings per share pence	£ 2.956	£ 2.789	£ 2.490